Amounts Included in Accumulated Other Comprehensive Income (Loss) as Pension Liability Adjustments, Foreign Plans (Detail) (Foreign plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	¥ 142	¥ (952)
Pension liability adjustments, pre-tax	¥ 142	¥ (952)